Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Schedule of Revenue - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023	[1]	Sep. 30, 2022 [1]	Sep. 30, 2023		Sep. 30, 2022
Company Customer Number - 136 [Member]
Principal Transaction Revenue [Line Items]
Amount			$ 908	$ 1,930		$ 7,054
Total Revenue percentage			12.90%	13.80%		13.50%
Company Customer Number - 125 [Member]
Principal Transaction Revenue [Line Items]
Amount				$ 1,855			[1]
Total Revenue percentage				13.20%			[1]
Company Customer Number - 139 [Member]
Principal Transaction Revenue [Line Items]
Amount					[1]	$ 8,590
Total Revenue percentage					[1]	16.40%

[1]	Customer revenue, as a percentage of total revenue, was less than 10%